Accounts Receivable (Details) - Schedule of trade receivable balances - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Trade Receivable Balances Abstract
Open accounts	$ 250	$ 128